Accrued liabilities - Narrative (Details) € in Thousands	12 Months Ended
Mar. 31, 2024 EUR (€)
Subclassifications of assets, liabilities and equities [abstract]
Increase in accrued interest on external loans	€ 9,200
Increase in other accrued liabilities	€ 1,800